TAXATION - Effects of the income tax exemption and reduction (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Tax holiday effect	$ 15,182	$ 4,772	$ 6,250
Net loss per share effect-basic and diluted	$ 0.13	$ 0.05	$ 0.07